FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Schedule of Outstanding Forward Foreign Exchange Contracts Balances

As of March 31, 2021, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 12 months from March 31, 2021) (in thousands except for exchange rates):

Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
British Pound Sterling	£ 38,639	in exchange for	$53,075	£ 0.73
Euro	€ 19,000	in exchange for	$22,474	€ 0.85
Canadian Dollar	C$ 127,760	in exchange for	$101,384	C$ 1.26
Swedish Krona	kr 9,000	in exchange for	$1,066	kr 8.45
Japanese Yen	JP¥ 1,843,408	in exchange for	$17,550	JP¥ 105.08
Australian Dollar	AUD$ 14,300	in exchange for	$10,639	AUD$ 1.34
Singapore Dollar	S$ 3,250	in exchange for	$2,433	S$ 1.34
Chinese Yuan Renminbi	CN¥ 138,483	in exchange for	$21,241	CN¥ 6.52

As of December 31, 2020, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 12 months from December 31, 2020, with the exception of one contract which matures within 18 months from such date) (in thousands except for exchange rates):

Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
British Pound Sterling	£4,715	in exchange for	$6,088	£0.77
Canadian Dollar	C$87,847	in exchange for	$67,274	C$1.31
Australian Dollar	AUD$14,300	in exchange for	$10,639	AUD$1.34